Summary of Error Corrections and Prior Period Adjustments (Details) (Parenthetical) - AUD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Correction of footing error						$ 1,348,040
Depreciation			$ 223,612	$ 230,767	$ 498,566	571,899
Occupancy cost	$ 2,181	$ 2,964	$ 13,095	$ 14,017	43,990	$ 12,298
Cost of good sold [member]
IfrsStatementLineItems [Line Items]
Depreciation					436,629
Occupancy cost					40,890
Employee benefits expense					2,154,793
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Depreciation					24,445
Employee benefits expense					$ 147,848